I. General Information	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
I. GENERAL INFORMATION

Tenaris S.A. (the “Company”) was established as a public limited liability company (
societé anonyme
) under the laws of the Grand-Duchy of Luxembourg on
December 17, 2001.
The Company holds, either directly or indirectly, controlling interests in various subsidiaries in the steel pipe manufacturing and distribution businesses. References in these Consolidated Financial Statements to “Tenaris” refer to the Company and its consolidated subsidiaries. A list of the principal Company’s subsidiaries is included in Note
32
to these Consolidated Financial Statements.

The Company’s shares trade on the Italian Stock Exchange and the Mexican Stock Exchange; the Company’s American Depositary Securities (“ADS”) trade on the New York Stock Exchange.

These Consolidated Financial Statements were approved for issuance by the Company’s Board of Directors on
February 19, 2020.